Earnings per share	3 Months Ended
Mar. 31, 2022
Earnings per share
Earnings per share:
4.	Earnings per share:

Weighted average number of common shares outstanding:

	Three months
	ended March 31,
	2022	2021
Issued common shares at beginning of period	85,545,875	77,961,151
Effect of shares issued	480,798	8,333
Weighted average number of common shares outstanding – basic	86,026,673	77,969,484
Weighted average number of shares outstanding – diluted	86,026,673	77,969,484

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.